Capital resources (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Shareholders' equity (excluding non-controlling interests)
Shareholders' equity	£ 39,350	£ 37,157
Capital resources under the Prudential Regulation Authority requirements
Shareholders' equity (excluding non-controlling interests)
Shareholders' equity	39,350	37,157
Other equity instruments	(5,280)	(3,890)
Shareholders' equity (excluding non-controlling interests)	34,070	33,267
Regulatory adjustments and deductions
Own credit	28	(10)
Defined benefit pension fund adjustment	(147)	(143)
Cash flow hedging reserve	1,443	1,899
Deferred tax assets	(1,084)	(979)
Prudential valuation adjustments	(230)	(279)
Goodwill and other intangible assets	(7,544)	(7,614)
Expected loss less impairment	(27)
Foreseeable ordinary dividends	(1,249)	(1,013)
Adjustment for trust assets	(365)	(365)
Foreseeable charges	0	(525)
Adjustment under IFRS 9 transitional arrangements	33	202
Total regulatory adjustments and deductions	(9,142)	(8,827)
CET1 capital	24,928	24,440
Additional Tier 1 (AT1) capital
Qualifying instruments and related share premium	5,259	3,875
AT1 capital	5,259	3,875
Tier 1 capital	30,187	28,315
Qualifying Tier 2 capital
Qualifying instruments and related share premium	5,918	5,189
Other regulatory adjustments	0	128
Tier 2 capital	5,918	5,317
Total regulatory capital	£ 36,105	£ 33,632
Minimum pillar 1 capital ratio	8.00%
Minimum tier 1 component ratio	4.50%